ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	CLOSED END FUNDS — 12.8%
	COMMODITY - 12.8%
6,770	Sprott Physical Gold Trust(a)	$ 170,198
11,561	Sprott Physical Silver Trust(a)	126,593
	TOTAL CLOSED END FUNDS (Cost $249,665)	296,791

	EXCHANGE-TRADED FUNDS — 84.6%
	COMMODITY - 10.3%
3,228	Invesco DB Precious Metals Fund	237,452

	EQUITY - 74.3%
4,606	Financial Select Sector SPDR ETF	224,589
2,036	Industrial Select Sector SPDR Fund	267,164
4,658	Invesco Dividend Achievers ETF	209,820
3,097	Invesco S&P 500 Low Volatility ETF	225,555
4,382	iShares Europe ETF	264,191
1,126	iShares MSCI USA Momentum Factor ETF	236,043
3,053	iShares S&P 500 Growth ETF	288,965
		1,716,327

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,813,746)	1,953,779

	TOTAL INVESTMENTS - 97.4% (Cost $2,063,411)	$ 2,250,570
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	60,702
	NET ASSETS - 100.0%	$ 2,311,272

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.